Groups of assets and liabilities held for sale	12 Months Ended
Jun. 30, 2021
35. Groups of assets and liabilities held for sale

35. Groups of assets and liabilities held for sale

As of June 30, 2020, the Group had certain assets and liabilities classified as intended for sale.” The following table shows the main ones.

The following table shows the main assets and liabilities classified as held for sale:

	06.30.21	06.30.20	06.30.19
Property, plant and equipment	-	55,150	9,686
Intangible assets	-	2,058	204
Investments in associates	-	336	897
Deferred income tax assets	-	1,223	436
Income tax credit	-	5	-
Inventories	-	533	-
Trade and other receivables	-	3,937	4,511
Cash and cash equivalents	-	2,570	1,537
Total group of assets held for sale	-	65,812	17,271
Trade and other payables	-	15,609	7,277
Payroll and social security liabilities	-	748	-
Employee benefits	-	580	436
Deferred and current income tax liabilities	-	2,975	77
Provisions	-	18	-
Borrowings	-	15,591	4,432
Total group of liabilities held for sale	-	35,521	12,222
Total net financial assets held for sale	-	30,291	5,049